Acquisitions - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities Assumed (Details) (10K) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Oct. 05, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Cash			$ 276,979
Accounts receivable, net			1,911,609
Inventory			1,195,737
Prepaid expenses			15,932
Fixed assets			96,177
Intangibles			4,700,000
Goodwill	$ 13,921,000	$ 13,920,508	3,806,344	$ 10,114,164
Accounts payable			(2,944,390)
Related party payable	$ (3,592,449)	$ (3,802,973)	(1,868,442)	$ (3,329,400)
Notes payable			(1,461,581)
Notes payable- related parties			(1,540,787)
Foreign currency adjustment			47,829
Deferred tax liability			(552,489)
Net assets acquired			$ 3,682,918